Share-Based and Other Non-Cash Compensation (Tables)	12 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Summary of the Number of Common Shares Available for Future Issuance

The following table summarizes the number of common shares available for future issuance under the plans discussed above as of June 30, 2025:

Shares of Common Stock Available for Future Issuance	Shares
2016 Long-Term Incentive Plan	1,449,715
2016 Employee Stock Purchase Plan	944,000
Total	2,393,715

Activity of Restricted Stock Awards and Restricted Stock Units

The following table presents activity related to the Company’s restricted stock awards and restricted stock units for the year ended June 30, 2025:

Restricted Stock Awards and Restricted Stock Units	Shares (in thousands)	Weighted Average Grant Date Fair Value
Outstanding at June 30, 2024	1,597	$1.96
Granted	1,003	1.84
Vested	(1,279)	1.90
Forfeited	(244)	1.96
Outstanding at June 30, 2025	1,077	$1.93

Summary of Option Activity

The following table presents activity related to the Company’s stock options for the year ended June 30, 2025:

Stock Options	Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at June 30, 2024	3,264	$2.70	6.44	$-
Forfeited, cancelled or expired	(258)	4.20	-	-
Outstanding at June 30, 2025	3,006	$2.57	6.00	$-
Exercisable at June 30, 2025	1,006	$3.60	2.28	$-

There were no options granted during the year ended June 30, 2025. There were no options granted, forfeited, cancelled or expired during the year ended June 30, 2024.